UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31,2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, NY              February 13, 2008
----------------------         ------------------         ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total:   $471,015
                                         (thousands)


List of Other Included Managers:

Form            13F File Number         Name

1.              028-10559               Eagle Capital Partners, LP


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF                      VALUE    SHRS OR   SH/ PUT/   INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN  MGRS   SOLE      SHARED      NONE


AMERICAN EAGLE OUTFITTERS NE   COM             02553E106   43,384     2,088,800 SH         SHARED   1       0      2,088,800     0
BERKSHIRE HATHAWAY INC DEL     CL A            084670108   33,559           237 SH         SHARED   1       0            237     0
COMCAST CORP NEW               CL A SPL        20030N200   27,954     1,542,700 SH         SHARED   1       0      1,542,700     0
CROWN HOLDINGS INC             COM             228368106   48,074     1,874,229 SH         SHARED   1       0      1,874,229     0
DISCOVER FINL SVCS             COM             254709108   25,281     1,676,488 SH         SHARED   1       0      1,676,488     0
INGERSOLL-RAND COMPANY LTD     CL A            G4776G101   16,265       350,000 SH         SHARED   1       0        350,000     0
KAISER ALUMINUM CORP           COM PAR $0.01   483007704   17,291       217,556 SH         SHARED   1       0        217,556     0
MEDIA GEN INC                  CL A            584404107   18,866       887,800 SH         SHARED   1       0        887,800     0
MERRILL LYNCH & CO INC         COM             590188108   36,703       683,728 SH         SHARED   1       0        683,728     0
MOHAWK INDS INC                COM             608190104   42,945       577,219 SH         SHARED   1       0        577,219     0
NAVISTAR INTERNATIONAL CORP    COM             63934E108   27,891       514,600 SH         SHARED   1       0        514,600     0
TEXAS INDS INC                 COM             882491103   57,573       821,300 SH         SHARED   1       0        821,300     0
TRANE INC                      COM             892893108   12,294       263,193 SH         SHARED   1       0        263,193     0
USA MOBILITY INC               COM             90341G103   13,671       956,016 SH         SHARED   1       0        956,016     0
WHIRLPOOL CORP                 COM             963320106   49,264       603,508 SH         SHARED   1       0        603,508     0

                                                          471,015



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